Impairment of Long-Lived Assets (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Vessels and Equipment
Number of vessels to be sold | item			2
Impairment charges	$ 16,384	$ 49,649	$ 16,384	$ 49,649	$ 49,649
Dan Cisne
Vessels and Equipment
Impairment charges			5,800	24,500
Dan Sabia
Vessels and Equipment
Impairment charges			$ 10,600	$ 25,200